Accrued Expenses and Other Liabilities	12 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	September 30, 2018	September 30, 2017
Salaries, wages and other benefits	$34,688	$52,116
Obligation under capital leases	12,236	9,777
Taxes, other than income	11,561	9,244
Third party commissions	5,097	6,968
Insurance liabilities	5,005	4,915
Provisions for litigation	1,137	4,715
Earn-outs related to acquisitions	770	4,304
Severance payments	710	3,542
Other	26,468	26,342
Accrued expenses and other liabilities	$97,672	$121,923

The reduction in Accrued expenses and other liabilities is primarily due to timing of cash payments for various employee-related liabilities, along with the payment of earn-outs related to acquisitions during the year ended September 30, 2018.